                                    Form 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2000
           Check here if Amendment [ ]: Amendment Number:_____________
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Neil Druker

Address:          Two International Place
                  24th Floor
                  Boston, Massachusetts  02110

Form 13F File Number:  28-_____________

                   The institutional investment manager filing this report and the person by whom it is sighed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:   Neil Druker

Title:               Institutional Manager

Phone:               (617) 856-8932

Signature, Place, and Date of Signing:

/s/ Neil Druker
------------------------------------------------------------------------------
(Signature)

Boston, Massachusetts
------------------------------------------------------------------------------
(City, State)

February 5, 2001
------------------------------------------------------------------------------
(Date)

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $107,195 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. One

Form 13F File Number 28-
                         -----------------------------------------------------
Name:    Peter Homans

                                                 FORM 13F

                         Name of Reporting Manager                Neil Druker
                                                  ------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    Item 1:                                      Item 2:              Item 3:                    Item 4:                    Item 5:
Name of Issuer                              Title of Class          CUSIP number      Fair Market Value (x $1000)         SH or PRN
------------------------------------------------------------------------------------------------------------------------------------
360NETWORKS INC                             COM                     88575T205                               1,913           150,000
ACTEL CORP                                  COM                     004934105                               1,004            41,500
ADVANCED ENERGY INDS                        COM                     007973100                               1,238            55,000
AGILE SOFTWARE CORP DEL                     COM                     00846X105                                 494            10,000
ALLEGIANCE TELECOM INC                      COM                     01747T102                               2,060            92,500
ALLIANCE SEMICONDUCTOR CORP                 COM                     01877H100                               1,188           105,000
ALTERA CORP                                 COM                     021441100                               2,631           100,000
ANALOG DEVICES INC                          COM                     032654105                               3,071            60,000
APPLIED MICRO CIRCUITS CORP                 COM                     03822W109                               3,002            40,000
ARIBA INC                                   COM                     04033V104                               2,681            50,000
ATMEL CORP                                  COM                     049513104                               1,163           100,000
BMC SOFTWARE INC                            COM                     055921100                               1,400           100,000
BROADCOM CORP                               CL A                    111320107                                 840            10,000
BROADVISION INC                             COM                     111412102                                 886            75,000
BUSINESS OBJECTS SA                         SPONSORED ADR           12328X107                               1,699            30,000
CACHEFLOW INC                               COM                     126946102                                 512            30,000
CISCO SYS INC.                              COM                     17275R102                               3,825           100,000
CONEXANT SYSTEMS INC                        COM                     207142100                               1,153            75,000
EMC CORP-MASS                               COM                     268648102                               3,325            50,000
F5 NETWORKS INC                             COM                     315616102                                 950           100,000
FINISAR                                     COM                     31787A101                               1,450            50,000
I2 TECHNOLOGIES INC                         COM                     465754109                                 544            10,000
INTEGRATED DEVICE TECHNOLOGY                COM                     458118106                               1,491            45,000
INTERWOVEN INC                              COM                     46114T102                               3,627            55,000
INTERNATIONAL BUSINESS MACHS                COM                     459200101                               4,250            50,000
INTERNATIONAL RECTIFIER CORP                COM                     460254105                               1,500            50,000
JDS UNIPHASE CORP                           COM                     46612J101                               2,084            50,000
KLA -TENCOR CORP                            COM                     482480100                               2,527            75,000
LINEAR TECHNOLOGY CORP                      COM                     535678106                                 463            10,000
LUCENT TECHNOLOGIES INC                     COM                     549463107                               1,350           100,000
MCI WORLDCOM INC.                           COM                     98157D106                               1,406           100,000
MCLEODUSA INC                               CLA                     582266102                                 424            30,000
NETIQ CORP                                  COM                     64115P102                               5,679            65,000
NETWORK APPLIANCE INC                       COM                     64120L104                               1,284            20,000
NOKIA CORP                                  SPONSORED ADR           654902204                               2,175            50,000
PIVOTAL CORP                                COM                     72581R106                                 815            22,000
PALM INC                                    COM                     696642107                                 849            30,000
PEOPLESOFT INC                              COM                     712713106                               1,859            50,000
POWER-ONE INC                               COM                     739308104                               1,966            50,000
PURCHASEPRO COM                             COM                     746144104                                 700            40,000
RADWARE LTD                                 ORD                     M81873107                               1,460            86,500
RAINBOW TECHNOLOGIES INC                    COM                     750862104                                 791            50,000
RAMBUS INC DEL                              COM                     750917106                               1,806            50,000
SANDISK CORP                                COM                     80004C101                               3,469           125,000
STMICROELECTRONICS N V                      COM                     861012102                               7,278           170,000
SILICON STORAGE TECHNOLOGY INC              COM                     827057100                               3,957           335,000
SYCAMORE NETWORKS INC                       COM                     871206108                               3,725           100,000
SYMANTEC CORP                               COM                     871503108                               2,503            75,000
TELEDYNE TECHNOLOGIES INC                   COM                     879360105                               1,505            63,700
TEXAS INSTRS INC                            COM                     882508104                               4,738           100,000
WEB METHODS INC                             COM                     94768C108                               4,447            50,000
HI /FN INC                                  CALL                    4283581AJ                                  42             1,335

COLUMN TOTALS                                                                                             107,199

(RESTUBBED TABLE)

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                                                      Item 6:                                            Item 8: Voting Authority
    Item 1:                          ---------------------------------------------      Item 7:    --------------------------------
Name of Issuer                         (a) Sole    (b) Shared As  (c) Shared-Other  Other Managers (a) Sole    (b) Shared  (c) None
-----------------------------------------------------------------------------------------------------------------------------------
360NETWORKS INC                                                            X             one        150,000
ACTEL CORP                                                                 X             one         41,500
ADVANCED ENERGY INDS                                                       X             one         55,000
AGILE SOFTWARE CORP DEL                                                    X             one         10,000
ALLEGIANCE TELECOM INC                                                     X             one         92,500
ALLIANCE SEMICONDUCTOR CORP                                                X             one        105,000
ALTERA CORP                                                                X             one        100,000
ANALOG DEVICES INC                                                         X             one         60,000
APPLIED MICRO CIRCUITS CORP                                                X             one         40,000
ARIBA INC                                                                  X             one         50,000
ATMEL CORP                                                                 X             one        100,000
BMC SOFTWARE INC                                                           X             one        100,000
BROADCOM CORP                                                              X             one         10,000
BROADVISION INC                                                            X             one         75,000
BUSINESS OBJECTS SA                                                        X             one         30,000
CACHEFLOW INC                                                              X             one         30,000
CISCO SYS INC.                                                             X             one        100,000
CONEXANT SYSTEMS INC                                                       X             one         75,000
EMC CORP-MASS                                                              X             one         50,000
F5 NETWORKS INC                                                            X             one        100,000
FINISAR                                                                    X             one         50,000
I2 TECHNOLOGIES INC                                                        X             one         10,000
INTEGRATED DEVICE TECHNOLOGY                                               X             one         45,000
INTERWOVEN INC                                                             X             one         55,000
INTERNATIONAL BUSINESS MACHS                                               X             one         50,000
INTERNATIONAL RECTIFIER CORP                                               X             one         50,000
JDS UNIPHASE CORP                                                          X             one         50,000
KLA -TENCOR CORP                                                           X             one         75,000
LINEAR TECHNOLOGY CORP                                                     X             one         10,000
LUCENT TECHNOLOGIES INC                                                    X             one        100,000
MCI WORLDCOM INC.                                                          X             one        100,000
MCLEODUSA INC                                                              X             one         30,000
NETIQ CORP                                                                 X             one         65,000
NETWORK APPLIANCE INC                                                      X             one         20,000
NOKIA CORP                                                                 X             one         50,000
PIVOTAL CORP                                                               X             one         22,000
PALM INC                                                                   X             one         30,000
PEOPLESOFT INC                                                             X             one         50,000
POWER-ONE INC                                                              X             one         50,000
PURCHASEPRO COM                                                            X             one         40,000
RADWARE LTD                                                                X             one         86,500
RAINBOW TECHNOLOGIES INC                                                   X             one         50,000
RAMBUS INC DEL                                                             X             one         50,000
SANDISK CORP                                                               X             one        125,000
STMICROELECTRONICS N V                                                     X             one        170,000
SILICON STORAGE TECHNOLOGY INC                                             X             one        335,000
SYCAMORE NETWORKS INC                                                      X             one        100,000
SYMANTEC CORP                                                              X             one         75,000
TELEDYNE TECHNOLOGIES INC                                                  X             one         63,700
TEXAS INSTRS INC                                                           X             one        100,000
WEB METHODS INC                                                            X             one         50,000
HI /FN INC                                                                 X             one          1,335

COLUMN TOTALS